RELATED PARTY TRANSACTIONS (Narrative) (Detail) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 06, 2017 USD ($) ft² a Property	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Payment for administrative fees			$ 71	$ 220	$ 305	$ 225
KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Incurred		$ 2,298	$ 2,374	44,893	14,762	20,615
353 Sacramento | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Acquisition fees waved as percent of acquisition fees paid	45.00%
125 John Carpenter | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Acquisition fees waved	$ 800
Joint Venture
Related Party Transaction [Line Items]
Ownership	55.00%
Immediate Family Member of Management or Principal Owner | Monarch Global Partners, LLC
Related Party Transaction [Line Items]
Payment for administrative fees	$ 100
Office Properties | 125 John Carpenter | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Net rentable area | ft²	442,039
Number of real estate properties | Property	2
353 Sacramento | Disposed of by Sale | Office Properties
Related Party Transaction [Line Items]
Ownership	45.00%
Net rentable area | ft²	284,751
Area of land | a	0.35
Consideration	$ 39,100
KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Incurred				$ 0
Migdal Members
Related Party Transaction [Line Items]
Ownership	45.00%
Migdal Members | 353 Sacramento | Parent Company
Related Party Transaction [Line Items]
Acquisition related costs	$ 200
Migdal Members | 353 Sacramento | WBAM
Related Party Transaction [Line Items]
Acquisition related costs	$ 200
Evaluate certain strategic transactions | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Incurred					$ 100	400
Property insurance rebate | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Incurred						$ 100